Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule Of Long-Term Debt

Long-term debt at December 31, 2016 and 2015 is as follows:

	2016	2015
Revolving credit facility	$104,111	$20,000
Equipment notes payable	2,680	3,972
Notes payable	14,438	60,005
7.375% senior notes	272,998	271,998
Subtotal	394,227	355,975

Current portion of equipment note payable	(1,320)	(1,293)
Current portion of note payable	(1,145)	(6,213)
Capital leases (included in other long term liabilities)	(1,360)	(2,679)
Total	$390,402	$345,790

Maturities Of Long-Term Debt

The scheduled principal payments through the maturity date of the Company’s long-term debt, excluding equipment notes and capital leases, at December 31, 2016, are as follows:

Years Ending December 31
2017	$41,145
2018	1,212
2019	340,613
2020	1,815
2021	1,922
Thereafter	6,878
Total	$393,585